BORROWINGS - Borrowings by Nature (Details)					12 Months Ended
	Aug. 08, 2019 EUR (€)	May 10, 2019 EUR (€)	Feb. 20, 2019 EUR (€)	Mar. 28, 2018 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Nominal value					€ 2,353,000,000
Gross lease liabilities					187,000,000
Arrangement fees					(26,000,000)
Accrued interests					34,000,000
Interest Accrued lease liabilities					1,000,000
Leases					188,000,000
Lease liabilities								€ 73,000,000
Borrowings					2,361,000,000		€ 2,253,000,000	2,151,000,000	€ 2,127,000,000
Non-current borrowings					2,160,000,000			2,094,000,000
Current borrowings					201,000,000			57,000,000
Secured Pan-U.S. ABL (due 2022)
Disclosure of detailed information about borrowings [line items]
Nominal value					€ 127,000,000	$ 142,000,000
Effective rate					4.20%	4.20%
Borrowings					€ 127,000,000			0
Borrowing capacity		€ 400,000,000	€ 350,000,000
Secured Inventory Based Facility (due 2021)
Disclosure of detailed information about borrowings [line items]
Borrowings					0			0
Constellium SE (Issued May 2014, due 2024)
Disclosure of detailed information about borrowings [line items]
Nominal value					€ 356,000,000	$ 400,000,000
Nominal rate					5.75%
Effective rate					6.26%	6.26%
Arrangement fees					€ (3,000,000)
Accrued interests					2,000,000
Borrowings					355,000,000			348,000,000
Constellium SE (Issued May 2014, due 2021)
Disclosure of detailed information about borrowings [line items]
Nominal value					€ 200,000,000
Nominal rate	4.63%				4.63%
Effective rate					5.16%	5.16%
Arrangement fees					€ (1,000,000)
Accrued interests					1,000,000
Borrowings	€ 300,000,000				200,000,000			300,000,000
Constellium SE (Issued February 2017, due 2025)
Disclosure of detailed information about borrowings [line items]
Nominal value					€ 579,000,000	$ 650,000,000
Nominal rate					6.63%
Effective rate					7.13%	7.13%
Arrangement fees					€ (10,000,000)
Accrued interests					13,000,000
Borrowings					582,000,000			568,000,000
Constellium SE (Issued November 2017, due 2026)
Disclosure of detailed information about borrowings [line items]
Nominal value					€ 445,000,000	$ 500,000,000
Nominal rate					5.88%
Effective rate					6.26%	6.26%
Arrangement fees					€ (6,000,000)
Accrued interests					10,000,000
Borrowings					449,000,000			440,000,000
Constellium SE (Issued November 2017, due 2026)
Disclosure of detailed information about borrowings [line items]
Nominal value					€ 400,000,000
Nominal rate					4.25%
Effective rate					4.57%	4.57%
Arrangement fees					€ (6,000,000)
Accrued interests					6,000,000
Borrowings					400,000,000			399,000,000
Unsecured Revolving Credit Facility (due 2021)
Disclosure of detailed information about borrowings [line items]
Borrowings					0			0
Unsecured Revolving Credit Facility (due 2021) | BPI France
Disclosure of detailed information about borrowings [line items]
Borrowing capacity				€ 10,000,000	7,000,000
Other loans
Disclosure of detailed information about borrowings [line items]
Nominal value					59,000,000
Accrued interests					1,000,000
Borrowings					60,000,000			€ 23,000,000
Financing Arrangements
Disclosure of detailed information about borrowings [line items]
Borrowings					€ 36,000,000